Schedule of Subsidiaries with Non-controlling Interests (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation	[1]	Australia
Class of Shares	[1]	Ordinary
Parent, Ownership Interest	[1]	85.00%	85.00%	85.00%
Non-Controlling Interest, Ownership Interest	[1]	15.00%	15.00%	15.00%
Ak operations llc [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation		USA
Class of Shares		Ordinary
Parent, Ownership Interest		100.00%	100.00%	100.00%
Non-Controlling Interest, Ownership Interest		(0.00%)	(0.00%)	(0.00%)
Ak custom mining llc [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation		USA
Class of Shares		Ordinary
Parent, Ownership Interest		100.00%	100.00%	100.00%
Non-Controlling Interest, Ownership Interest		(0.00%)	(0.00%)	(0.00%)
Alaska range resources llc [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation		USA
Class of Shares		Ordinary
Parent, Ownership Interest		100.00%	100.00%	100.00%
Non-Controlling Interest, Ownership Interest		(0.00%)	(0.00%)	(0.00%)

[1]	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.